Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Major components of tax expense (income) [abstract]
Current Income Tax	$ (6,921,400)	$ (6,971,658)
Tax Advances	3,463,791	3,393,129
Current Income Tax Liabilities	$ (3,457,609)	$ (3,578,529)	$ (3,159,343)